CONSOLIDATED BALANCE SHEETS	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 29,249,638	181,482,300	156,987,201
Accounts receivable, net of allowance for doubtful accounts of 2013: RMB404,711; 2014: RMB480,926	1,902,581	11,804,750	19,138,096
Advances to suppliers, net	118,193	733,339	4,525,549
Prepayments and other current assets, net	9,117,964	56,573,321	32,464,598
Prepaid royalties	0	0	4,878,579
Deferred costs	1,571	9,745	68,217
Amounts due from a related party	846,146	5,250,000	0
Total current assets	41,236,093	255,853,455	218,062,240
Restricted cash	0	0	700,000
Investments in equity investees	6,321,749	39,223,925	50,848,141
Available-for-sale investment	0	0	0
Property, equipment and software, net	5,857,949	36,346,230	50,439,400
Goodwill	1,570,779	9,746,054	9,710,854
Intangible assets, net	15,720,488	97,539,341	128,643,824
Land use right, net	11,325,999	70,273,296	72,194,206
Other long-lived assets, net	1,345,519	8,348,409	16,080,483
Total assets	83,378,576	517,330,710	546,679,148
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of 29,038,215 and 15,458,464 as of December 31, 2013 and December 31, 2014 respectively)	6,481,266	40,213,660	69,376,348
Other taxes payable (including other taxes payable of the consolidated VIEs without recourse to the Group of 521,977 and443,467 as of December 31, 2013 and December 31, 2014 respectively)	150,281	932,431	1,238,852
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of 8,550,844 and 7,192,127 as of December 31, 2013 and December 31, 2014 respectively)	2,713,014	16,833,165	18,896,049
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of 7,886,222 and 6,304,956 as of December 31, 2013 and December 31, 2014 respectively)	1,016,174	6,304,956	4,799,753
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Group of 9,566,329 and 4,990,959 as of December 31, 2013 and December 31, 2014 respectively)	3,293,518	20,434,962	20,113,256
Refund of game points (including refund of game points of the consolidated VIEs without recourse to the Group of 169,998,682 as of both December 31, 2013 and December 31, 2014)	27,398,814	169,998,682	169,998,682
Other payables and accruals (including other payables and accruals of the consolidated VIEs without recourse to the Group of 22,798,639 and 26,346,672 as of December 31, 2013 and December 31, 2014 respectively)	6,748,679	41,872,851	45,669,488
Total current liabilities	47,801,746	296,590,707	330,092,428
Long-term accounts payables(including Long-term accounts payables of the consolidated VIEs without recourse to the Group of Nil as of both December 31, 2013 and December 31, 2014)	3,060,987	18,992,201	21,110,517
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to the Group of Nil as of both December 31, 2013 and December 31, 2014)	864,266	5,362,427	5,343,060
Total liabilities	51,726,999	320,945,335	356,546,005
Commitments and contingencies (Note 29)
Redeemable noncontrolling interest(Note 28)	21,193,486	131,497,104	0
The9 Limited shareholders' equity
Ordinary shares (US$0.01 par value; 23,146,859 and 23,201,601 shares issued and outstanding as of December 31, 2013 and December 31, 2014, respectively)	303,832	1,885,153	1,881,784
Additional paid-in capital	334,574,422	2,075,900,461	2,152,320,786
Statutory reserves	4,524,382	28,071,982	28,071,982
Accumulated other comprehensive loss	(1,392,290)	(8,638,604)	(8,987,041)
Accumulated deficit	(322,211,318)	(1,999,192,344)	(1,912,569,874)
The9 Limited shareholders' equity	15,799,028	98,026,648	260,717,637
Noncontrolling interest	(5,340,937)	(33,138,377)	(70,584,494)
Total equity	10,458,091	64,888,271	190,133,143
Total liabilities, redeemable noncontrolling interest and equity	$ 83,378,576	517,330,710	546,679,148